Pay vs Performance Disclosure - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (2,410,261)	$ (4,087,099)	$ (2,943,650)	$ (18,106,669)